Cover	Aug. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2022
Entity File Number	000-33123
Entity Registrant Name	China Automotive Systems, Inc.
Entity Central Index Key	0001157762
Entity Tax Identification Number	33-0885775
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	No. 1 Henglong Road, Yu Qiao Development Zone
Entity Address, Address Line Two	Shashi District
Entity Address, Address Line Three	Jing Zhou City
Entity Address, City or Town	Hubei Province
Entity Address, Country	CN
City Area Code	86
Local Phone Number	27-8757 0027
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	CAAS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false